                           VINTAGE ACCESS(SM) ANNUITY
                                   ISSUED BY

                       BRIGHTHOUSE LIFE INSURANCE COMPANY

           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2017
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Vintage Access(SM) Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     Brighthouse Asset Allocation 100 Portfolio -- Class B
     Brighthouse Small Cap Value Portfolio -- Class B
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class B Brighthouse/Wellington Large Cap Research Portfolio -- Class E Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Mid Cap Value Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Bond Income Portfolio -- Class E
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class E
     Brighthouse Asset Allocation 20 Portfolio -- Class B
     Brighthouse Asset Allocation 40 Portfolio -- Class B
     Brighthouse Asset Allocation 60 Portfolio -- Class B

     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B Frontier Mid Cap Growth Portfolio -- Class D
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class B FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     Contrafund(R) Portfolio -- Service Class
     Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Franklin Income VIP Fund
     Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
     Enterprise Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
     ClearBridge Variable Aggressive Growth Portfolio -- Class I
     ClearBridge Variable Appreciation Portfolio -- Class I
     ClearBridge Variable Dividend Strategy Portfolio -- Class II
     ClearBridge Variable Large Cap Value Portfolio -- Class I
     ClearBridge Variable Mid Cap Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I

     Western Asset Core Plus VIT Portfolio

Certain Variable Funding Options have been subject to a name change. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


TRANSFER CHARGE................................ $10(1)
(assessed on transfers that exceed 12 per year)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(2)

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.65% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                                   STANDARD DEATH     ENHANCED DEATH
                                                                                       BENEFIT           BENEFIT
                                                                                  ----------------   ---------------
Mortality and Expense Risk Charge..............................................     1.65%(3)           1.85%(3)
Administrative Expense Charge..................................................     0.15%              0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED.......     1.80%              2.00%
Optional E.S.P. Charge.........................................................     0.20%              0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED................     2.00%              2.20%
Optional GMWB I Charge (maximum upon reset)....................................     1.00%(4)           1.00%(4)
Optional GMWB II Charge (maximum upon reset)...................................     1.00%(4)           1.00%(4)
Optional GMWB III Charge.......................................................     0.25%              0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED................     2.80%              3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...............     2.80%              3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..............     2.05%              2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED..........     3.00%              3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.........     3.00%              3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED........     2.25%              2.45%

------------
(1)   We do not currently assess the transfer charge.
(2) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.
(3) We are waiving the Mortality and Expense Risk charge in an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MetLife Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Ultra-Short Term Bond Portfolio, and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.

(4) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2016 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.51%       1.25%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............    0.53%     0.25%            0.03%
 American Funds Growth Fund.....................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund..............    0.27%     0.25%            0.02%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse Asset Allocation 100
  Portfolio -- Class B..........................    0.07%     0.25%            0.01%
 Brighthouse Small Cap Value Portfolio --
  Class B.......................................    0.75%     0.25%            0.04%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B...................    0.89%     0.25%            0.11%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................    0.56%     0.15%            0.03%
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.61%       --             0.04%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.56%       --             0.01%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%       --             0.04%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.65%     0.25%            0.03%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................    0.85%       --             0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................    0.78%       --             0.05%
 MFS(R) Research International Portfolio --
  Class B++.....................................    0.70%     0.25%            0.04%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................    0.66%     0.25%            0.05%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................    0.47%       --             0.28%
 PIMCO Total Return Portfolio -- Class B........    0.48%     0.25%            0.05%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............   --             0.81%       --              0.81%
 American Funds Growth Fund.....................   --             0.60%       --              0.60%
 American Funds Growth-Income Fund..............   --             0.54%       --              0.54%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse Asset Allocation 100
  Portfolio -- Class B.......................... 0.68%            1.01%       --              1.01%
 Brighthouse Small Cap Value Portfolio --
  Class B....................................... 0.06%            1.10%     0.01%             1.09%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B...................   --             1.25%     0.06%             1.19%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................   --             0.74%     0.04%             0.70%
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.65%       --              0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................   --             0.57%     0.02%             0.55%
 Harris Oakmark International Portfolio --
  Class A.......................................   --             0.81%     0.02%             0.79%
 Invesco Mid Cap Value Portfolio -- Class B..... 0.05%            0.98%     0.02%             0.96%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................   --             0.88%     0.02%             0.86%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................   --             0.83%     0.10%             0.73%
 MFS(R) Research International Portfolio --
  Class B++.....................................   --             0.99%     0.06%             0.93%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................   --             0.96%     0.10%             0.86%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................   --             0.75%     0.01%             0.74%
 PIMCO Total Return Portfolio -- Class B........   --             0.78%     0.03%             0.75%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................    0.57%     0.15%          0.02%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class E........................................    0.33%     0.15%          0.04%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.70%       --           0.02%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E...........................    0.35%     0.15%          0.03%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B...........................    0.09%     0.25%          0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B...........................    0.06%     0.25%            --
 Brighthouse Asset Allocation 60
  Portfolio -- Class B...........................    0.05%     0.25%            --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B...........................    0.05%     0.25%          0.01%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A++...........    0.70%       --           0.02%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B.............    0.70%     0.25%          0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.72%     0.10%          0.03%
 Jennison Growth Portfolio -- Class A++..........    0.60%       --           0.02%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%          0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.56%     0.20%          0.05%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.81%     0.25%          0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................    0.60%     0.25%          0.02%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A++...........    0.57%       --           0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B.............    0.57%     0.25%          0.03%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class........    0.55%     0.10%          0.08%
 Mid Cap Portfolio -- Service Class 2............    0.55%     0.25%          0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund........................    0.45%     0.25%          0.02%
 Franklin Small-Mid Cap Growth VIP
  Fund++.........................................    0.79%     0.25%          0.05%
 Templeton Foreign VIP Fund......................    0.78%     0.25%          0.04%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio............................    0.64%     0.25%          0.09%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I...........................    0.75%       --           0.05%
 ClearBridge Variable Appreciation
  Portfolio -- Class I...........................    0.70%       --           0.05%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class I++.........................    0.75%       --           0.07%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II..........................    0.75%     0.25%          0.07%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++.........................    0.75%       --           0.11%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................   --             0.84%     0.03%             0.81%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................   --             0.74%     0.03%             0.71%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class E........................................   --             0.52%       --              0.52%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.72%     0.09%             0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E...........................   --             0.53%     0.02%             0.51%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B........................... 0.53%            0.90%     0.02%             0.88%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B........................... 0.57%            0.88%       --              0.88%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B........................... 0.60%            0.90%       --              0.90%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B........................... 0.64%            0.95%       --              0.95%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A++...........   --             0.72%     0.11%             0.61%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B.............   --             0.97%     0.11%             0.86%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................   --             0.85%     0.02%             0.83%
 Jennison Growth Portfolio -- Class A++..........   --             0.62%     0.08%             0.54%
 MetLife Stock Index Portfolio -- Class B........   --             0.52%     0.01%             0.51%
 MFS(R) Total Return Portfolio -- Class F........   --             0.81%       --              0.81%
 MFS(R) Value Portfolio -- Class A...............   --             0.72%     0.14%             0.58%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.10%     0.01%             1.09%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................   --             0.87%     0.02%             0.85%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A++........... 0.01%            0.61%     0.05%             0.56%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B............. 0.01%            0.86%     0.05%             0.81%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class........   --             0.73%       --              0.73%
 Mid Cap Portfolio -- Service Class 2............   --             0.88%       --              0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund........................ 0.02%            0.74%     0.03%             0.71%
 Franklin Small-Mid Cap Growth VIP
  Fund++......................................... 0.01%            1.10%     0.02%             1.08%
 Templeton Foreign VIP Fund...................... 0.01%            1.08%     0.02%             1.06%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio............................   --             0.98%       --              0.98%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I...........................   --             0.80%       --              0.80%
 ClearBridge Variable Appreciation
  Portfolio -- Class I...........................   --             0.75%       --              0.75%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class I++.........................   --             0.82%       --              0.82%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II..........................   --             1.07%       --              1.07%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++.........................   --             0.86%     0.06%             0.80%

                                                             DISTRIBUTION
                                                                AND/OR
                                                MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                     FEE      (12B-1) FEES   EXPENSES
---------------------------------------------- ------------ -------------- ----------
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I........................    0.65%          --          0.07%
 ClearBridge Variable Mid Cap Portfolio --
  Class I.....................................    0.75%          --          0.12%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++......................    0.75%          --          0.08%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio........    0.45%          --          0.06%



                                                                 TOTAL       FEE WAIVER    NET TOTAL
                                                  ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                  FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                 AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
---------------------------------------------- -------------- ----------- --------------- -----------
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I........................      --          0.72%           --          0.72%
 ClearBridge Variable Mid Cap Portfolio --
  Class I.....................................      --          0.87%           --          0.87%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++......................      --          0.83%           --          0.83%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio........      --          0.51%           --          0.51%

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


PAYMENTS WE RECEIVE. Effective March 6, 2017, MetLife Advisers, LLC changed its name to Brighthouse Investment Advisers, LLC.

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
BRIGHTHOUSE FUNDS TRUST I
Brighthouse Asset Allocation 100        Seeks growth of capital.                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse Small Cap Value             Seeks long-term capital appreciation.   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadvisers: Delaware Investments
                                                                                Fund Advisers; Wells Capital
                                                                                Management Incorporated

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
Brighthouse/Aberdeen Emerging          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class B                                             Subadviser: Aberdeen Asset Managers
                                                                                 Limited
Brighthouse/Wellington Large Cap       Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E                                                   Subadviser: Wellington Management
                                                                                 Company LLP
Clarion Global Real Estate             Seeks total return through investment     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International           Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Class B                               equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                       companies.
Invesco Small Cap Growth               Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value               Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
MFS(R) Research International          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                          Subadviser: Massachusetts Financial
                                                                                 Services Company
Oppenheimer Global Equity              Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond         Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of capital   Subadviser: Pacific Investment
                                       and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --        Seeks maximum total return,               Brighthouse Investment Advisers, LLC
 Class B                               consistent with the preservation of       Subadviser: Pacific Investment
                                       capital and prudent investment            Management Company LLC
                                       management.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E++                by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --     Seeks a competitive total return          Brighthouse Investment Advisers, LLC
 Class E                               primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Capital Appreciation         Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: BlackRock Advisors, LLC

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
BlackRock Ultra-Short Term Bond            Seeks a high level of current income     Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                      consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                           capital.
Brighthouse Asset Allocation 20            Seeks a high level of current income,    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      with growth of capital as a secondary
                                           objective.
Brighthouse Asset Allocation 40            Seeks high total return in the form of   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      income and growth of capital, with a
                                           greater emphasis on income.
Brighthouse Asset Allocation 60            Seeks a balance between a high level     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
Brighthouse Asset Allocation 80            Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio --                income over time and, secondarily,       Subadviser: Wellington Management
 Class A++                                 long-term capital appreciation and       Company LLP
                                           current income.
Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B        income over time and, secondarily,       Subadviser: Wellington Management
                                           long-term capital appreciation and       Company LLP
                                           current income.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.      Brighthouse Investment Advisers, LLC
 Class D                                                                            Subadviser: Frontier Capital
                                                                                    Management Company, LLC
Jennison Growth Portfolio --               Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Class A++                                                                          Subadviser: Jennison Associates LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                             Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class A++                                 capital.                                 Management Company
Western Asset Management Strategic         Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class B                                   capital.                                 Management Company

             UNDERLYING FUND                        INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
----------------------------------------- --------------------------------------- -------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund(R) Portfolio -- Service        Seeks long-term capital appreciation.   Fidelity Management & Research
 Class                                                                            Company
                                                                                  Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service Class 2      Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                  Company
                                                                                  Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Income VIP Fund                  Seeks to maximize income while          Franklin Advisers, Inc.
                                          maintaining prospects for capital
                                          appreciation.
Franklin Small-Mid Cap Growth VIP         Seeks long-term capital growth.         Franklin Advisers, Inc.
 Fund++
Templeton Foreign VIP Fund                Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio                      Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive           Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                      LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Appreciation         Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                             LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Dividend             Seeks dividend income, growth of        Legg Mason Partners Fund Advisor,
 Strategy Portfolio -- Class I++          dividend income and long-term           LLC
                                          capital appreciation.                   Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Dividend             Seeks dividend income, growth of        Legg Mason Partners Fund Advisor,
 Strategy Portfolio -- Class II           dividend income and long-term           LLC
                                          capital appreciation.                   Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Large Cap            Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                    LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Large Cap Value      Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                     Current income is a secondary           LLC
                                          objective.                              Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Mid Cap              Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                             LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC

            UNDERLYING FUND                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- -------------------------------------- -------------------------------------
ClearBridge Variable Small Cap          Seeks long-term growth of capital.     Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                 LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Core Plus VIT Portfolio   Seeks to maximize total return,        Legg Mason Partners Fund Advisor,
                                        consistent with prudent investment     LLC
                                        management and liquidity needs, by     Subadvisers: Western Asset
                                        investing to obtain an average         Management Company; Western
                                        duration within 30% of the average     Asset Management Company
                                        duration of the domestic bond market   Limited; Western Asset Management
                                        as a whole.                            Company Ltd.; Western Asset
                                                                               Management Company Pte Ltd.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.



                                   TRANSFERS
--------------------------------------------------------------------------------
The following paragraphs in the RESTRICTIONS ON FREQUENT TRANSFERS section have been modified:


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; the second occurrence will result in imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for deterring frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria restrictions (the "Alternative Frequent Transfer Criteria Restrictions") when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits. Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria Restrictions, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:
reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

For the Contracts to which we apply the Alternative Frequent Transfer Restrictions, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria Restrictions will be subject to the above-described restrictions applicable to such Contracts. For those Contracts, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


Brighthouse Life Insurance Company (the Company) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The Company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including the Company, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, the Company will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. The Company will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the the Company's financial strength and claims-paying ability.

THE SEPARATE ACCOUNT

Prior to March 6, 2017, the Separate Account was known as MetLife of CT Separate Account Eleven for Variable Annuities.


DISTRIBUTOR

We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including sales distribution expenses.

All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.)

These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds and Trusts were subject to name changes. The chart below identifies the former name and new name of each of these Underlying Funds and Trusts.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds and Trusts were renamed.


                     FORMER NAME                                             NEW NAME
----------------------------------------------------- ------------------------------------------------------
MET INVESTORS SERIES TRUST                            BRIGHTHOUSE FUNDS TRUST I
 Met/Aberdeen Emerging Markets Equity Portfolio        Brighthouse/Aberdeen Emerging Market Equity Portfolio
 Met/Wellington Large Cap Research Portfolio           Brighthouse/Wellington Large Cap Research Portfolio
 MetLife Asset Allocation 100 Portfolio                Brighthouse Asset Allocation 100 Portfolio
 MetLife Small Cap Value Portfolio                     Brighthouse Small Cap Value Portfolio

METROPOLITAN SERIES FUND                              BRIGHTHOUSE FUNDS TRUST II
 Met/Wellington Core Equity Opportunities Portfolio    Brighthouse/Wellington Core Equity Opportunities
                                                       Portfolio
 MetLife Asset Allocation 20 Portfolio                 Brighthouse Asset Allocation 20 Portfolio
 MetLife Asset Allocation 40 Portfolio                 Brighthouse Asset Allocation 40 Portfolio
 MetLife Asset Allocation 60 Portfolio                 Brighthouse Asset Allocation 60 Portfolio
 MetLife Asset Allocation 80 Portfolio                 Brighthouse Asset Allocation 80 Portfolio


                       PORTFOLIO ARCHITECT ACCESS ANNUITY
                                   ISSUED BY

                       BRIGHTHOUSE LIFE INSURANCE COMPANY

           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2017
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect Access Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     BlackRock High Yield Portfolio -- Class A
     Brighthouse Asset Allocation 100 Portfolio -- Class B
     Brighthouse Small Cap Value Portfolio -- Class B
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class B Brighthouse/Wellington Large Cap Research Portfolio -- Class E Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Mid Cap Value Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class A
     Brighthouse Asset Allocation 20 Portfolio -- Class B
     Brighthouse Asset Allocation 40 Portfolio -- Class B

     Brighthouse Asset Allocation 60 Portfolio -- Class B
     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Balanced Portfolio -- Class A
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A Frontier Mid Cap Growth Portfolio -- Class D
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class B
     T. Rowe Price Large Cap Growth Portfolio -- Class B
     T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A
     Western Asset Management U.S. Government Portfolio -- Class A FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
TRUST FOR ADVISED PORTFOLIOS

     1919 Variable Socially Responsive Balanced Fund

Certain Variable Funding Options have been subject to a name change or reorganization. Please see "Appendix A -- Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


TRANSFER CHARGE................................ $10(1)
(assessed on transfers that exceed 12 per year)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(2)

------------
(1)   We do not currently assess the transfer charge.
(2) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.55% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                                   STANDARD DEATH     ENHANCED DEATH
                                                                                       BENEFIT           BENEFIT
                                                                                  ----------------   ---------------
Mortality and Expense Risk Charge..............................................     1.55%(3)           1.75%(3)
Administrative Expense Charge..................................................     0.15%              0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED.......     1.70%              1.90%
Optional E.S.P. Charge.........................................................     0.20%              0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED................     1.90%              2.10%
Optional GMWB I Charge (maximum upon reset)....................................     1.00%(4)           1.00%(4)
Optional GMWB II Charge (maximum upon reset)...................................     1.00%(4)           1.00%(4)
Optional GMWB III Charge.......................................................     0.25%              0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED................     2.70%              2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...............     2.70%              2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..............     1.95%              2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED..........     2.90%              3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.........     2.90%              3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED........     2.15%              2.35%

------------
(3) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MetLife Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio, and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.

(4) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2016 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.37%       1.28%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............    0.53%     0.25%            0.03%
 American Funds Growth Fund.....................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund..............    0.27%     0.25%            0.02%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A......    0.60%       --             0.07%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B..........................    0.07%     0.25%            0.01%
 Brighthouse Small Cap Value Portfolio --
  Class B.......................................    0.75%     0.25%            0.04%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B...................    0.89%     0.25%            0.11%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................    0.56%     0.15%            0.03%
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.61%       --             0.04%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.56%       --             0.01%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%       --             0.04%
 Invesco Comstock Portfolio -- Class B..........    0.57%     0.25%            0.02%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.65%     0.25%            0.03%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................    0.85%       --             0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................    0.78%       --             0.05%
 MFS(R) Research International Portfolio --
  Class B++.....................................    0.70%     0.25%            0.04%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............   --             0.81%       --              0.81%
 American Funds Growth Fund.....................   --             0.60%       --              0.60%
 American Funds Growth-Income Fund..............   --             0.54%       --              0.54%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A...... 0.08%            0.75%       --              0.75%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B.......................... 0.68%            1.01%       --              1.01%
 Brighthouse Small Cap Value Portfolio --
  Class B....................................... 0.06%            1.10%     0.01%             1.09%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B...................   --             1.25%     0.06%             1.19%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................   --             0.74%     0.04%             0.70%
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.65%       --              0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................   --             0.57%     0.02%             0.55%
 Harris Oakmark International Portfolio --
  Class A.......................................   --             0.81%     0.02%             0.79%
 Invesco Comstock Portfolio -- Class B..........   --             0.84%     0.02%             0.82%
 Invesco Mid Cap Value Portfolio -- Class B..... 0.05%            0.98%     0.02%             0.96%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................   --             0.88%     0.02%             0.86%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................   --             0.83%     0.10%             0.73%
 MFS(R) Research International Portfolio --
  Class B++.....................................   --             0.99%     0.06%             0.93%

                                                              DISTRIBUTION
                                                                 AND/OR
                                                 MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                      FEE      (12B-1) FEES   EXPENSES
----------------------------------------------- ------------ -------------- ----------
 Oppenheimer Global Equity Portfolio --
  Class B......................................    0.66%     0.25%          0.05%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A.........................    0.47%       --           0.28%
 PIMCO Total Return Portfolio -- Class B.......    0.48%     0.25%          0.05%
 T. Rowe Price Large Cap Value Portfolio --
  Class B......................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++....................................    0.57%     0.15%          0.02%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A......................................    0.33%       --           0.04%
 BlackRock Capital Appreciation
  Portfolio -- Class A.........................    0.70%       --           0.02%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A.........................    0.35%       --           0.03%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B.........................    0.09%     0.25%          0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B.........................    0.06%     0.25%            --
 Brighthouse Asset Allocation 60
  Portfolio -- Class B.........................    0.05%     0.25%            --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B.........................    0.05%     0.25%          0.01%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A.........................    0.46%       --           0.09%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A...........    0.70%       --           0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D......................................    0.72%     0.10%          0.03%
 MetLife Stock Index Portfolio -- Class B......    0.25%     0.25%          0.02%
 MFS(R) Total Return Portfolio -- Class F......    0.56%     0.20%          0.05%
 MFS(R) Value Portfolio -- Class A.............    0.70%       --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class A++....................................    0.81%       --           0.04%
 Neuberger Berman Genesis Portfolio --
  Class B......................................    0.81%     0.25%          0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.........................    0.60%     0.25%          0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.........................    0.47%     0.25%          0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...........    0.57%       --           0.03%
 Western Asset Management
  U.S. Government Portfolio -- Class A.........    0.47%       --           0.03%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.......................    0.55%     0.25%          0.08%
 Dynamic Capital Appreciation Portfolio++......    0.55%     0.25%          0.16%
 Mid Cap Portfolio.............................    0.55%     0.25%          0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund....................    0.78%     0.25%          0.04%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio....................................    0.75%       --           0.05%
 ClearBridge Variable Appreciation
  Portfolio....................................    0.70%       --           0.05%



                                                                  TOTAL       FEE WAIVER    NET TOTAL
                                                   ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                   FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                  AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
----------------------------------------------- -------------- ----------- --------------- -----------
 Oppenheimer Global Equity Portfolio --
  Class B......................................   --             0.96%     0.10%           0.86%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A.........................   --             0.75%     0.01%           0.74%
 PIMCO Total Return Portfolio -- Class B.......   --             0.78%     0.03%           0.75%
 T. Rowe Price Large Cap Value Portfolio --
  Class B......................................   --             0.84%     0.03%           0.81%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++....................................   --             0.74%     0.03%           0.71%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A......................................   --             0.37%       --            0.37%
 BlackRock Capital Appreciation
  Portfolio -- Class A.........................   --             0.72%     0.09%           0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A.........................   --             0.38%     0.02%           0.36%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B......................... 0.53%            0.90%     0.02%           0.88%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B......................... 0.57%            0.88%       --            0.88%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B......................... 0.60%            0.90%       --            0.90%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B......................... 0.64%            0.95%       --            0.95%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A.........................   --             0.55%       --            0.55%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A...........   --             0.72%     0.11%           0.61%
 Frontier Mid Cap Growth Portfolio --
  Class D......................................   --             0.85%     0.02%           0.83%
 MetLife Stock Index Portfolio -- Class B......   --             0.52%     0.01%           0.51%
 MFS(R) Total Return Portfolio -- Class F......   --             0.81%       --            0.81%
 MFS(R) Value Portfolio -- Class A.............   --             0.72%     0.14%           0.58%
 Neuberger Berman Genesis Portfolio --
  Class A++....................................   --             0.85%     0.01%           0.84%
 Neuberger Berman Genesis Portfolio --
  Class B......................................   --             1.10%     0.01%           1.09%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.........................   --             0.87%     0.02%           0.85%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.........................   --             0.75%       --            0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A........... 0.01%            0.61%     0.05%           0.56%
 Western Asset Management
  U.S. Government Portfolio -- Class A.........   --             0.50%     0.01%           0.49%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.......................   --             0.88%       --            0.88%
 Dynamic Capital Appreciation Portfolio++......   --             0.96%       --            0.96%
 Mid Cap Portfolio.............................   --             0.88%       --            0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund.................... 0.01%            1.08%     0.02%           1.06%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio....................................   --             0.80%       --            0.80%
 ClearBridge Variable Appreciation
  Portfolio....................................   --             0.75%       --            0.75%

                                                     DISTRIBUTION
                                                        AND/OR
                                        MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                             FEE      (12B-1) FEES   EXPENSES
-------------------------------------- ------------ -------------- ----------
 ClearBridge Variable Large Cap Growth
  Portfolio...........................    0.75%          --          0.11%
 ClearBridge Variable Large Cap Value
  Portfolio...........................    0.65%          --          0.07%
 ClearBridge Variable Small Cap Growth
  Portfolio...........................    0.75%          --          0.08%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund.......................    0.65%          --          0.63%



                                                         TOTAL       FEE WAIVER    NET TOTAL
                                          ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                          FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                         AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------- -------------- ----------- --------------- -----------
 ClearBridge Variable Large Cap Growth
  Portfolio...........................      --          0.86%     0.06%             0.80%
 ClearBridge Variable Large Cap Value
  Portfolio...........................      --          0.72%       --              0.72%
 ClearBridge Variable Small Cap Growth
  Portfolio...........................      --          0.83%       --              0.83%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund.......................      --          1.28%     0.39%             0.89%

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


PAYMENTS WE RECEIVE. Effective March 6, 2017, MetLife Advisers, LLC changed its name to Brighthouse Investment Advisers, LLC.

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
BRIGHTHOUSE FUNDS TRUST I
BlackRock High Yield Portfolio --       Seeks to maximize total return,         Brighthouse Investment Advisers, LLC
 Class A                                consistent with income generation       Subadviser: BlackRock Financial
                                        and prudent investment management.      Management, Inc.
Brighthouse Asset Allocation 100        Seeks growth of capital.                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
Brighthouse Small Cap Value            Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
Brighthouse/Aberdeen Emerging          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class B                                             Subadviser: Aberdeen Asset Managers
                                                                                 Limited
Brighthouse/Wellington Large Cap       Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E                                                   Subadviser: Wellington Management
                                                                                 Company LLP
Clarion Global Real Estate             Seeks total return through investment     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International           Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --          Seeks capital growth and income.          Brighthouse Investment Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Class B                               equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                       companies.
Invesco Small Cap Growth               Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value               Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
MFS(R) Research International          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                          Subadviser: Massachusetts Financial
                                                                                 Services Company
Oppenheimer Global Equity              Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond         Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of capital   Subadviser: Pacific Investment
                                       and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --        Seeks maximum total return,               Brighthouse Investment Advisers, LLC
 Class B                               consistent with the preservation of       Subadviser: Pacific Investment
                                       capital and prudent investment            Management Company LLC
                                       management.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E++                by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --         Seeks a competitive total return         Brighthouse Investment Advisers, LLC
 Class A                                   primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                           fixed-income securities.
BlackRock Capital Appreciation             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond            Seeks a high level of current income     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                           capital.
Brighthouse Asset Allocation 20            Seeks a high level of current income,    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      with growth of capital as a secondary
                                           objective.
Brighthouse Asset Allocation 40            Seeks high total return in the form of   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      income and growth of capital, with a
                                           greater emphasis on income.
Brighthouse Asset Allocation 60            Seeks a balance between a high level     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
Brighthouse Asset Allocation 80            Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse/Wellington Balanced            Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      with some current income.                Subadviser: Wellington Management
                                                                                    Company LLP
Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A        income over time and, secondarily,       Subadviser: Wellington Management
                                           long-term capital appreciation and       Company LLP
                                           current income.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.      Brighthouse Investment Advisers, LLC
 Class D                                                                            Subadviser: Frontier Capital
                                                                                    Management Company, LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A++                    principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Investment Advisers LLC
Neuberger Berman Genesis                   Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: T. Rowe Price Associates,
                                                                                    Inc.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
T. Rowe Price Small Cap Growth         Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: T. Rowe Price Associates,
                                                                                 Inc.
Western Asset Management Strategic     Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --       consistent with preservation of           Subadviser: Western Asset
 Class A                               capital.                                  Management Company
Western Asset Management               Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio --          consistent with preservation of capital   Subadviser: Western Asset
 Class A                               and maintenance of liquidity.             Management Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                Seeks long-term capital appreciation.     Fidelity Management & Research
                                                                                 Company
                                                                                 Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation           Seeks capital appreciation.               Fidelity Management & Research
 Portfolio++                                                                     Company
                                                                                 Subadviser: FMR Co., Inc.
Mid Cap Portfolio                      Seeks long-term growth of capital.        Fidelity Management & Research
                                                                                 Company
                                                                                 Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Foreign VIP Fund             Seeks long-term capital growth.           Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive        Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Appreciation      Seeks long-term capital appreciation.     Legg Mason Partners Fund Advisor,
 Portfolio                                                                       LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Portfolio                             Current income is a secondary             LLC
                                       objective.                                Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive      Seeks capital appreciation and            1919 Investment Counsel, LLC
 Balanced Fund                         retention of net investment income.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

Certain Variable Funding Options have been subject to a name change or reorganization. Please see "Appendix A -- Additional Information Regarding Underlying Funds" for more information.



                                   TRANSFERS
--------------------------------------------------------------------------------
The following paragraphs in the RESTRICTIONS ON FREQUENT TRANSFERS section have been modified:


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; the second occurrence will result in imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for deterring frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria restrictions (the "Alternative Frequent Transfer Criteria Restrictions") when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits. Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria Restrictions, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:
reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

For the Contracts to which we apply the Alternative Frequent Transfer Restrictions, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria Restrictions will be subject to the above-described restrictions applicable to such Contracts. For those Contracts, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.

                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


Brighthouse Life Insurance Company (the Company) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The Company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including the Company, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, the Company will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. The Company will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the the Company's financial strength and claims-paying ability.


THE SEPARATE ACCOUNT


Prior to March 6, 2017, the Separate Account was known as MetLife of CT Separate Account Eleven for Variable Annuities.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including sales distribution expenses.

All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.)

These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds and Trusts were subject to name changes. The chart below identifies the former name and new name of each of these Underlying Funds and Trusts.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds and Trusts were renamed.


                     FORMER NAME                                            NEW NAME
----------------------------------------------------- ----------------------------------------------------
MET INVESTORS SERIES TRUST                            BRIGHTHOUSE FUNDSTRUST I
 Met/Aberdeen Emerging Markets Equity Portfolio        Brighthouse/Aberdeen Emerging Markets Equity
                                                       Portfolio
 MetLife Asset Allocation 100 Portfolio                Brighthouse Asset Allocation 100 Portfolio
 MetLife Small Cap Value Portfolio                     Brighthouse Small Cap Value Portfolio
 Met/Wellington Large Cap Research Portfolio           Brighthouse/Wellington Large Cap Research Portfolio

METROPOLITAN SERIES FUND                              BRIGHTHOUSE FUNDSTRUST II
 MetLife Asset Allocation 20 Portfolio                 Brighthouse Asset Allocation 20 Portfolio
 MetLife Asset Allocation 40 Portfolio                 Brighthouse Asset Allocation 40 Portfolio
 MetLife Asset Allocation 60 Portfolio                 Brighthouse Asset Allocation 60 Portfolio
 MetLife Asset Allocation 80 Portfolio                 Brighthouse Asset Allocation 80 Portfolio
 Met/Wellington Balanced Portfolio                     Brighthouse/Wellington Balanced Portfolio
 Met/Wellington Core Equity Opportunities Portfolio    Brighthouse/Wellington Core Equity Opportunities
                                                       Portfolio

SCUDDER ADVOCATE ADVISOR ANNUITY AND SCUDDER ADVOCATE ADVISOR ST-1 VARIABLE
                                    ANNUITY
                                   ISSUED BY

                       BRIGHTHOUSE LIFE INSURANCE COMPANY

           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2017
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Scudder Advocate Advisor Annuity and Scudder Advocate Advisor ST-1 Variable Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I
     Invesco V.I. Managed Volatility Fund
BRIGHTHOUSE FUNDS TRUST I
     BlackRock High Yield Portfolio -- Class B
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class A MFS(R) Research International Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
     T. Rowe Price Mid Cap Growth Portfolio -- Class B
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Bond Income Portfolio -- Class B
     BlackRock Large Cap Value Portfolio -- Class B
     BlackRock Ultra-Short Term Bond Portfolio -- Class B
     Brighthouse Asset Allocation 40 Portfolio -- Class B
     Brighthouse Asset Allocation 60 Portfolio -- Class B
     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Balanced Portfolio -- Class B

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B Frontier Mid Cap Growth Portfolio -- Class B
     Jennison Growth Portfolio -- Class B
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class B
     MFS(R) Value Portfolio -- Class E
     Neuberger Berman Genesis Portfolio -- Class B
     T. Rowe Price Large Cap Growth Portfolio -- Class E
     T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class E DEUTSCHE VARIABLE SERIES II -- CLASS B
     Deutsche Government & Agency Securities VIP
     Deutsche Small Mid Cap Value VIP
THE ALGER PORTFOLIOS -- CLASS S
     Alger Capital Appreciation Portfolio
THE DREYFUS SUSTAINABLE U.S. EQUITY PORTFOLIO, INC. -- SERVICE SHARES

     The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

Certain Variable Funding Options have been subject to a name change. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


TRANSFER CHARGE................................ $10(1)
(assessed on transfers that exceed 12 per year)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(2)

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.65% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                     SCUDDER ADVOCATE ADVISOR            SCUDDER ADVOCATE ADVISOR-ST1
                                                -----------------------------------   ----------------------------------
                                                 STANDARD DEATH     ENHANCED DEATH     STANDARD DEATH     ENHANCED DEATH
                                                     BENEFIT            BENEFIT            BENEFIT           BENEFIT
                                                ----------------   ----------------   ----------------   ---------------
Mortality and Expense Risk Charge*...........     1.55%              1.75%              1.65%              1.85%
Administrative Expense Charge................     0.15%              0.15%              0.15%              0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO
 OPTIONAL FEATURES SELECTED..................     1.70%              1.90%              1.80%              2.00%
Optional E.S.P. Charge.......................     0.20%              0.20%              0.20%              0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
 E.S.P. ONLY SELECTED........................     1.90%              2.10%              2.00%              2.20%
Optional GMWB I Charge (maximum upon
 reset)......................................     1.00%(3)           1.00%(3)           1.00%(1)           1.00%(3)
Optional GMWB II Charge (maximum upon
 reset)......................................     1.00%(3)           1.00%(3)           1.00%(3)           1.00%(3)
Optional GMWB III Charge.....................     0.25%              0.25%              0.25%              0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
 GMWB I ONLY SELECTED........................     2.70%              2.90%              2.80%              3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
 GMWB II ONLY SELECTED.......................     2.70%              2.90%              2.80%              3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
 GMWB III ONLY SELECTED......................     1.95%              2.15%              2.05%              2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
 E.S.P. AND GMWB I SELECTED..................     2.90%              3.10%              3.00%              3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
 E.S.P. AND GMWB II SELECTED.................     2.90%              3.10%              3.00%              3.20%

                                                  SCUDDER ADVOCATE ADVISOR            SCUDDER ADVOCATE ADVISOR-ST1
                                             -----------------------------------   ----------------------------------
                                              STANDARD DEATH     ENHANCED DEATH     STANDARD DEATH     ENHANCED DEATH
                                                  BENEFIT            BENEFIT            BENEFIT           BENEFIT
                                             ----------------   ----------------   ----------------   ---------------
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
 E.S.P. AND GMWB III SELECTED.............        2.15%              2.35%              2.25%              2.45%

------------
* We will waive a portion of the Mortality and Expense Risk Charge equal to the amount, if any, by which the Underlying Fund expenses exceed: 0.63% for the Subaccount investing in the MetLife Stock Index Portfolio, 1.34% for the Subaccount investing in the T. Rowe Price Mid Cap Growth Portfolio, 1.08% for the Subaccount investing in the MFS(R) Value Portfolio, 1.24% for the Subaccount investing in the Western Asset Management Strategic Bond Opportunities Portfolio, 1.10% for the Subaccount investing in the BlackRock High Yield Portfolio, 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, 1.18% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio, 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio, and 0.83% for the Subaccount investing in the Jennison Growth Portfolio - Class B.

(1)   We do not currently assess the transfer charge.

(2) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

(3) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal benefit") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2016 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-376-0389.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.52%       1.21%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Managed Volatility Fund.............    0.60%       --             0.56%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class B........    0.60%     0.25%            0.07%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A.....................    0.89%       --             0.11%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.70%     0.25%            0.04%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.66%     0.25%            0.05%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................    0.57%     0.25%            0.02%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class B.........................................    0.75%     0.25%            0.03%



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Managed Volatility Fund............. 0.01%            1.17%     0.01%           1.16%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class B........ 0.08%            1.00%       --            1.00%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A..................... --               1.00%     0.06%           0.94%
 MFS(R) Research International Portfolio --
  Class B......................................... --               0.99%     0.06%           0.93%
 Oppenheimer Global Equity Portfolio --
  Class B......................................... --               0.96%     0.10%           0.86%
 T. Rowe Price Large Cap Value Portfolio --
  Class B......................................... --               0.84%     0.03%           0.81%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class B......................................... --               1.03%       --            1.03%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class B........................................    0.33%         0.25%      0.04%
 BlackRock Large Cap Value Portfolio --
  Class B........................................    0.63%         0.25%      0.03%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class B...........................    0.35%         0.25%      0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B...........................    0.06%         0.25%        --
 Brighthouse Asset Allocation 60
  Portfolio -- Class B...........................    0.05%         0.25%        --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B...........................    0.05%         0.25%      0.01%
 Brighthouse/Wellington Balanced
  Portfolio -- Class B...........................    0.46%         0.25%      0.09%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B.............    0.70%         0.25%      0.02%
 Frontier Mid Cap Growth Portfolio --
  Class B........................................    0.72%         0.25%      0.03%
 Jennison Growth Portfolio -- Class B............    0.60%         0.25%      0.02%
 MetLife Stock Index Portfolio -- Class B........    0.25%         0.25%      0.02%
 MFS(R) Total Return Portfolio -- Class B........    0.56%         0.25%      0.05%
 MFS(R) Value Portfolio -- Class E...............    0.70%         0.15%      0.02%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.81%         0.25%      0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class E...........................    0.60%         0.15%      0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................    0.47%         0.25%      0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class E.............    0.57%         0.15%      0.03%
DEUTSCHE VARIABLE SERIES II -- CLASS B
 Deutsche Government & Agency Securities
  VIP............................................    0.45%         0.25%      0.51%
 Deutsche Small Mid Cap Value VIP................    0.65%         0.25%      0.29%
THE ALGER PORTFOLIOS -- CLASS S
 Alger Capital Appreciation Portfolio............    0.81%         0.25%      0.15%
THE DREYFUS SUSTAINABLE U.S. EQUITY
 PORTFOLIO, INC. -- SERVICE SHARES
 The Dreyfus Sustainable U.S. Equity
  Portfolio, Inc.................................    0.75%         0.25%      0.11%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class B........................................   --             0.62%       --            0.62%
 BlackRock Large Cap Value Portfolio --
  Class B........................................   --             0.91%     0.03%           0.88%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class B...........................   --             0.63%     0.02%           0.61%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B........................... 0.57%            0.88%       --            0.88%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B........................... 0.60%            0.90%       --            0.90%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B........................... 0.64%            0.95%       --            0.95%
 Brighthouse/Wellington Balanced
  Portfolio -- Class B...........................   --             0.80%       --            0.80%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B.............   --             0.97%     0.11%           0.86%
 Frontier Mid Cap Growth Portfolio --
  Class B........................................   --             1.00%     0.02%           0.98%
 Jennison Growth Portfolio -- Class B............   --             0.87%     0.08%           0.79%
 MetLife Stock Index Portfolio -- Class B........   --             0.52%     0.01%           0.51%
 MFS(R) Total Return Portfolio -- Class B........   --             0.86%       --            0.86%
 MFS(R) Value Portfolio -- Class E...............   --             0.87%     0.14%           0.73%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.10%     0.01%           1.09%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class E...........................   --             0.77%     0.02%           0.75%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................   --             0.75%       --            0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class E............. 0.01%            0.76%     0.05%           0.71%
DEUTSCHE VARIABLE SERIES II -- CLASS B
 Deutsche Government & Agency Securities
  VIP............................................   --             1.21%     0.21%           1.00%
 Deutsche Small Mid Cap Value VIP................   --             1.19%       --            1.19%
THE ALGER PORTFOLIOS -- CLASS S
 Alger Capital Appreciation Portfolio............   --             1.21%       --            1.21%
THE DREYFUS SUSTAINABLE U.S. EQUITY
 PORTFOLIO, INC. -- SERVICE SHARES
 The Dreyfus Sustainable U.S. Equity
  Portfolio, Inc.................................   --             1.11%       --            1.11%

The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


PAYMENTS WE RECEIVE. Effective March 6, 2017, MetLife Advisers, LLC changed its name to Brighthouse Investment Advisers, LLC.

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-376-0389 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- --------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 -- SERIES I
Invesco V.I. Managed Volatility Fund   Seeks both capital appreciation and      Invesco Advisers, Inc.
                                       current income while managing
                                       portfolio volatility.
BRIGHTHOUSE FUNDS TRUST I
BlackRock High Yield Portfolio --      Seeks to maximize total return,          Brighthouse Investment Advisers, LLC
 Class B                               consistent with income generation        Subadviser: BlackRock Financial
                                       and prudent investment management.       Management, Inc.
Brighthouse/Aberdeen Emerging          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class A                                            Subadviser: Aberdeen Asset Managers
                                                                                Limited
MFS(R) Research International          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: Massachusetts Financial
                                                                                Services Company
Oppenheimer Global Equity              Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: OppenheimerFunds, Inc.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income       Inc.
                                       is a secondary objective.
T. Rowe Price Mid Cap Growth           Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: T. Rowe Price Associates,
                                                                                Inc.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --     Seeks a competitive total return         Brighthouse Investment Advisers, LLC
 Class B                               primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Large Cap Value              Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond        Seeks a high level of current income     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                       capital.
Brighthouse Asset Allocation 40        Seeks high total return in the form of   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  income and growth of capital, with a
                                       greater emphasis on income.

             UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
---------------------------------------- ---------------------------------------- --------------------------------------
Brighthouse Asset Allocation 60          Seeks a balance between a high level     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                    of current income and growth of
                                         capital, with a greater emphasis on
                                         growth of capital.
Brighthouse Asset Allocation 80          Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse/Wellington Balanced          Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                    with some current income.                Subadviser: Wellington Management
                                                                                  Company LLP
Brighthouse/Wellington Core Equity       Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B      income over time and, secondarily,       Subadviser: Wellington Management
                                         long-term capital appreciation and       Company LLP
                                         current income.
Frontier Mid Cap Growth Portfolio --     Seeks maximum capital appreciation.      Brighthouse Investment Advisers, LLC
 Class B                                                                          Subadviser: Frontier Capital
                                                                                  Management Company, LLC
Jennison Growth Portfolio -- Class B     Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
                                                                                  Subadviser: Jennison Associates LLC
MetLife Stock Index Portfolio --         Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Class B                                 Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                         Stock Price Index.                       Advisors, LLC
MFS(R) Total Return Portfolio --         Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
 Class B                                 investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                  Services Company
MFS(R) Value Portfolio -- Class E        Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                  Subadviser: Massachusetts Financial
                                                                                  Services Company
Neuberger Berman Genesis                 Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                    principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                  Investment Advisers LLC
T. Rowe Price Large Cap Growth           Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                                                             Subadviser: T. Rowe Price Associates,
                                                                                  Inc.
T. Rowe Price Small Cap Growth           Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: T. Rowe Price Associates,
                                                                                  Inc.
Western Asset Management Strategic       Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --         consistent with preservation of          Subadviser: Western Asset
 Class E                                 capital.                                 Management Company
DEUTSCHE VARIABLE SERIES II -- CLASS B
Deutsche Government & Agency             Seeks high current income consistent     Deutsche Investment Management
 Securities VIP                          with preservation of capital.            Americas Inc.
Deutsche Small Mid Cap Value VIP         Seeks long-term capital appreciation.    Deutsche Investment Management
                                                                                  Americas Inc.
THE ALGER PORTFOLIOS -- CLASS S
Alger Capital Appreciation Portfolio     Seeks long-term capital appreciation.    Fred Alger Management, Inc.

           UNDERLYING FUND                      INVESTMENT OBJECTIVE           INVESTMENT ADVISER/SUBADVISER
------------------------------------- --------------------------------------- ------------------------------
THE DREYFUS SUSTAINABLE U.S. EQUITY
 PORTFOLIO, INC. -- SERVICE SHARES
The Dreyfus Sustainable U.S. Equity   Seeks long-term capital appreciation.   The Dreyfus Corporation
 Portfolio, Inc.                                                              Subadviser: Newton Investment
                                                                              Management (North America)
                                                                              Limited

Certain Variable Funding Options have been subject to a name change. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.



                                   TRANSFERS
--------------------------------------------------------------------------------
The following paragraphs in the RESTRICTIONS ON FREQUENT TRANSFERS section have been modified:


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; the second occurrence will result in imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for deterring frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria restrictions (the "Alternative Frequent Transfer Criteria Restrictions") when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits. Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria Restrictions, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:
reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

For the Contracts to which we apply the Alternative Frequent Transfer Restrictions, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent

Transfer Criteria Restrictions will be subject to the above-described restrictions applicable to such Contracts. For those Contracts, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


Brighthouse Life Insurance Company (the Company) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The Company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including the Company, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, the Company will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. The Company will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the the Company's financial strength and claims-paying ability.


THE SEPARATE ACCOUNT

Prior to March 6, 2017, the Separate Account was known as MetLife of CT Separate Account Eleven for Variable Annuities.


DISTRIBUTOR

We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including sales distribution expenses.

All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.)

These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds and Trusts were subject to a name change. The chart below identifies the former name and new name of each of these Underlying Funds, and the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds and the Trust were renamed.


                     FORMER NAME                                            NEW NAME
----------------------------------------------------- ----------------------------------------------------
MET INVESTORS SERIES TRUST                            BRIGHTHOUSE FUNDS TRUST I
 Met/Aberdeen Emerging Markets Equity Portfolio        Brighthouse/Aberdeen Emerging Markets Equity
                                                       Portfolio

METROPOLITAN SERIES FUND                              BRIGHTHOUSE FUNDS TRUST II
 Met/Wellington Balanced Portfolio                     Brighthouse/Wellington Balanced Portfolio
 Met/Wellington Core Equity Opportunities Portfolio    Brighthouse/Wellington Core Equity Opportunities
                                                       Portfolio
 MetLife Asset Allocation 40 Portfolio                 Brighthouse Asset Allocation 40 Portfolio
 MetLife Asset Allocation 60 Portfolio                 Brighthouse Asset Allocation 60 Portfolio
 MetLife Asset Allocation 80 Portfolio                 Brighthouse Asset Allocation 80 Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.    THE DREYFUS SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.
 The Dreyfus Socially Responsible Growth Fund, Inc.    The Dreyfus Sustainable U.S. Equity Portfolio, Inc.


                                      A-1